Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization
Organization

A—Organization

        Laredo Petroleum Holdings, Inc. ("Laredo Holdings") together with its subsidiaries, is an independent energy company focused on the exploration, development and acquisition of oil and natural gas properties in the Permian and Mid-Continent regions of the United States. Laredo Holdings was incorporated pursuant to the laws of the State of Delaware on August 12, 2011 for the purposes of a Corporate Reorganization (as defined below) and the initial public offering of its common stock (the "IPO") on December 20, 2011. As a holding company, Laredo Holdings' management operations are conducted through its wholly-owned subsidiary, Laredo Petroleum, Inc. ("Laredo"), a Delaware corporation, and Laredo's subsidiaries, Laredo Petroleum Texas, LLC ("Laredo Texas"), a Texas limited liability company, Laredo Gas Services, LLC ("Laredo Gas"), a Delaware limited liability company, and Laredo Petroleum—Dallas, Inc. ("Laredo Dallas"), a Delaware corporation.

        On July 1, 2011, Laredo Petroleum, LLC ("Laredo LLC"), a Delaware limited liability company, and Laredo completed the acquisition of Broad Oak Energy, Inc., a Delaware corporation ("Broad Oak"), for a combination of equity and cash. Prior to the acquisition, Broad Oak was owned by its management and Warburg Pincus Private Equity, L.P. ("Warburg Pincus IX"). On July 19, 2011, Broad Oak's name was changed to Laredo Petroleum—Dallas, Inc.

        On December 19, 2011, immediately prior to the IPO, Laredo LLC merged with and into Laredo Holdings, with Laredo Holdings being the surviving entity. Warburg Pincus IX and other affiliates of Warburg Pincus LLC were majority owners of Laredo LLC and are of Laredo Holdings. The preferred units and certain series of restricted units of Laredo LLC were exchanged into shares of common stock of Laredo Holdings based on the pre-offering equity value of such units (the "Corporate Reorganization"). The common stock has one vote per share and a par value of $0.01 per share.

        In these notes, the "Company," when used in the present tense, prospectively or for historical periods since December 19, 2011, refers to Laredo Holdings, Laredo and its subsidiaries collectively, and for historical periods prior to December 19, 2011 refers to Laredo LLC, Laredo and its subsidiaries collectively, unless the context indicates otherwise.

A—Organization

        Laredo Petroleum Holdings, Inc. ("Laredo Holdings") was incorporated pursuant to the laws of the State of Delaware on August 12, 2011 for the purposes of a Corporate Reorganization (as defined below) and the initial public offering of its common stock (the "IPO"). As a holding company, Laredo Holdings' management operations are conducted through its wholly-owned subsidiary, Laredo Petroleum, Inc. ("Laredo"), a Delaware corporation, and Laredo's subsidiaries, Laredo Petroleum Texas, LLC ("Laredo Texas"), a Texas limited liability company, Laredo Gas Services, LLC ("Laredo Gas"), a Delaware limited liability company, and Laredo Petroleum—Dallas, Inc. ("Laredo Dallas"), a Delaware corporation.

        Laredo was incorporated on October 10, 2006, for the purpose of acquiring, developing and operating oil and natural gas producing properties on its behalf and on the behalf of others. On October 20, 2006, Laredo entered into a consulting agreement with Warburg Pincus Private Equity IX, L.P. ("Warburg Pincus IX") under which Laredo, as an independent contractor, agreed to pursue and develop acquisition and investment opportunities in the oil and natural gas industry for the benefit of Warburg Pincus IX and certain of its affiliates (collectively, the "Warburg Pincus Partnerships").

        In May 2007, Warburg Pincus IX and certain members of Laredo's management contributed their common stock in Laredo to Laredo Petroleum, LLC ("Laredo LLC"), a Delaware limited liability company, and Laredo became a wholly-owned subsidiary of Laredo LLC. The consulting agreement between Laredo and Warburg Pincus IX was consequently terminated. Laredo LLC was focused on the exploration, development and acquisition of oil and natural gas in the Mid-Continent and Permian regions of the United States.

        Broad Oak Energy, Inc. ("Broad Oak"), a Delaware corporation, was formed on May 11, 2006, and was engaged in the acquisition, exploration, development and production of oil and natural gas in the southwestern United States. Immediately upon formation, Broad Oak entered into a stock purchase agreement with Warburg Pincus IX and Broad Oak management.

        On July 1, 2011, Laredo LLC and Laredo completed the acquisition of Broad Oak, which became a wholly-owned subsidiary of Laredo. In connection with the transaction, Laredo LLC issued: (i) approximately 86.5 million preferred equity units to Warburg Pincus IX and its affiliate in exchange for the convertible preferred stock previously held in Broad Oak; and (ii) approximately 2.4 million preferred equity units to Broad Oak's management and directors in exchange for certain of the vested common stock and convertible preferred stock previously held in Broad Oak. In addition, Laredo paid approximately $82 million in cash for certain Broad Oak vested common stock, convertible preferred stock and all outstanding and vested Broad Oak options that certain Broad Oak directors, management and employees elected to sell. All unvested shares of Broad Oak common stock and unvested Broad Oak options were cancelled. Immediately following the consummation of this transaction, Laredo LLC assigned 100% of its ownership interest in Broad Oak to Laredo as a contribution to capital (the transactions described in this paragraph are collectively, the "Broad Oak Transaction"). On July 19, 2011, Broad Oak's name was changed to Laredo Petroleum—Dallas, Inc.

        Laredo LLC and Broad Oak were commonly controlled by Warburg Pincus Partnerships, and as such the Broad Oak Transaction was accounted for in a manner similar to a pooling of interests. As a result, the accompanying historical financial statements give retrospective effect to the Broad Oak Transaction, whereby the assets and liabilities of Laredo LLC and its subsidiaries and Broad Oak are reflected at the historical carrying values and their operations are presented as if they were consolidated for all periods. The consolidated equity statement presents Broad Oak's historical equity as "Other equity interests," all of which was exchanged for either (i) equity in Laredo LLC through BOE Preferred Units or (ii) cash in the Broad Oak Transaction.

        Prior to the IPO, Laredo LLC merged with and into Laredo Holdings on December 19, 2011, with Laredo Holdings being the surviving entity, and the three classes of preferred units of Laredo LLC, namely the (i) Series A-1, (ii) Series A-2 and (iii) BOE Preferred Units (collectively, the "Preferred Units") and certain series of restricted units of Laredo LLC were exchanged into shares of common stock of Laredo Holdings based on the pre-offering equity value of such units in a corporate reorganization (the "Corporate Reorganization"). This resulted in the Preferred Units and the restricted units being exchanged into 104,079,546 and 3,420,454 shares of common stock of Laredo Holdings, respectively, or 107,500,000 shares of common stock in the aggregate. The 107,500,000 shares of common stock included 912,137 restricted shares issued to management and employees in exchange for unvested units in the Corporate Reorganization and 7,405 treasury shares held by Laredo Holdings. The conversion of the Preferred Units and the restricted units resulted in fractional shares of Laredo Holdings issued to each respective unit holder, which aggregated to 204 shares of common stock. Laredo Holdings then purchased all fractional shares based on the offering price of $17.00 per share, these shares are held as treasury stock. After the fractional share purchase and treasury stock transaction, 106,580,353 vested shares and 912,038 unvested shares were outstanding at the completion of the Corporate Reorganization. The common stock has one vote per share and a par value of $0.01 per share.

        Laredo Holdings completed the IPO of 20,125,000 of its shares of common stock on December 20, 2011, which included 2,625,000 shares of common stock issued pursuant to the over-allotment option exercised by the underwriters of the IPO. The net proceeds from the sale of 20,125,000 shares of common stock, after underwriting discounts and commissions and offering expenses, was $319.4 million.

        In these notes, the "Company," when used in the present tense, prospectively or for historical periods since December 19, 2011, refers to Laredo Holdings, Laredo and its subsidiaries collectively, and for historical periods prior to December 19, 2011 refers to Laredo LLC, Laredo and its subsidiaries collectively, unless the context indicates otherwise.